                        [AMERICAN AADVANTAGE FUNDS LOGO]

                                   [AMR LOGO]

                                  ANNUAL REPORT
                                DECEMBER 31, 2000

                                                              MONEY MARKET FUNDS


                                                               MONEY MARKET FUND

                                               U.S. GOVERNMENT MONEY MARKET FUND

                                                     MUNICIPAL MONEY MARKET FUND




                           MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
-------------------------------------------------------------------------------
AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services. Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors. AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------


President's Message...............................................   1
Financial Highlights
   Money Market Fund..............................................  16
   U.S. Government Money Market Fund..............................  18
   Municipal Money Market Fund....................................  20
Schedule of Investments
   Money Market Portfolio.........................................  23
   U.S. Government Money Market Portfolio.........................  25
   Municipal Money Market Portfolio...............................  26

Additional Information.........................Inside Back Cover

                                 [AA EAGLE]
American AAdvantage Funds                                      December 31, 2000

                                                            [BILL QUINN PICTURE]
DEAR FELLOW SHAREHOLDER:

We are pleased to present you with the Annual Report for the American AAdvantage Money Market Funds for the twelve months ended December 31, 2000.

     Our Institutional Money Market Fund sustained its number one ranking for the ten-year period out of 52 Institutional Money Market Funds according to Lipper Analytical Services. In addition, Lipper Analytical Services ranked our Institutional U.S. Government Money Market Fund number nine for the three-year period among 77 Institutional U.S. Government Money Market Funds. All of our Institutional Money Market Funds exceeded their benchmarks for the 1-year, 3-year, 5-year and since inception time periods.

     Our Money Market Funds were well positioned by maintaining a weighted average maturity short of their respective benchmarks during the first half of the year. As economic indicators began showing conflicting signals over the direction of the economy, the Money Market Funds extended their weighted average maturity in anticipation of the Federal Reserve aggressively easing monetary policy in 2001.

     It seems plausible that the Federal Reserve will continue to take an accommodative stance in 2001. As we welcome in the New Year, the American AAdvantage Funds will strive to provide products and services that support your financial needs.

     We thank you for your continued investment in our Funds.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND (SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2000, the total return of the Institutional Class of the Money Market Fund was 6.45%. The Fund outperformed the Lipper Institutional Money Market Average return of 6.15% by 30 basis points. Lipper Analytical Services ranked the Institutional Class of the Fund 26th out of its universe of 202 Institutional Money Market Funds for the twelve month period ended December 31, 2000.
INSTITUTIONAL CLASS TOTAL RETURN AS OF OCTOBER 31, 1999(1)


                                             LIPPER INSTITUTIONAL
                       AMERICAN AADVANTAGE       MONEY MARKET
                        MONEY MARKET FUND        FUND AVERAGE
1 Year...............          6.45                  6.15
3 Years*.............          5.73                  5.48
5 Years*.............          5.66                  5.41
10 Years*............          5.26                  4.96

                           ANNUALIZED TOTAL RETURNS
                          ---------------------------
                                AS OF 12/31/00
                          ---------------------------
                          1 YEAR   5 YEARS   10 YEARS
                          ------   -------   --------
Institutional
  Class(1)..............  6.45%     5.66%     5.26%
PlanAhead Class(1,2)....  6.14%     5.34%     5.05%
Platinum Class(1,2).....  5.69%     4.92%     4.88%

   1 Past performance is not indicative of future performance. An investment in the American AAdvantage Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

   2 Fund performance represents the total returns achieved by the Institutional Class from 9/1/87 up to 8/1/94, the inception date of the PlanAhead Class and 11/8/95, the inception date of the Platinum Class and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 9/1/87.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2000

                           INSTITUTIONAL   PLANAHEAD   PLATINUM
                               CLASS         CLASS      CLASS
                           -------------   ---------   --------
7-day Current Yield*            6.44%         6.19%      5.76%
7-day Effective Yield*          6.65%         6.38%      5.92%
30-day Yield*                   6.47%         6.22%      5.79%
Weighted Average Maturity     33 Days       33 Days    33 Days
Fitch Rating                      AAA           AAA        AAA

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2000

ABN Amro Bank                               4.7%
Societe Generale                            4.7%
Associates Corporation                      4.4%
Branch Banking & Trust Company              4.3%
Fleet National Bank                         4.2%
Banco Popular de Puerto Rico                4.0%
General Motors Acceptance Corp              4.0%
Toronto Dominion Bank                       3.7%
Wells Fargo & Company                       3.7%
Vodafone Airtouch PLC                       3.5%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND (SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2000, the total return of the Institutional Class of the U.S. Government Money Market Fund was 6.31%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 6.07% by 24 basis points. Lipper Analytical Services ranked the Institutional Class of the Fund 10th out of its universe of 101 Institutional U.S. Government Money Market Funds for the twelve-month period ended December 31, 2000.
INSTITUTIONAL CLASS TOTAL RETURN AS OF DECEMBER 31, 1999(1)


                                             LIPPER INSTITUTIONAL
                       AMERICAN AADVANTAGE     U.S. GOVERNMENT
                         U.S. GOVERNMENT         MONEY MARKET
                        MONEY MARKET FUND          AVERAGE
1 Year...............          6.31                  6.07
3 Years*.............          5.59                  5.38
5 Years*.............          5.48                  5.33
Since Inception*.....          4.89                  4.75

                                  ANNUALIZED TOTAL
                                       RETURNS
                              -------------------------
                                   AS OF 12/31/00
                              -------------------------
                                                 SINCE
                              1 YEAR   5 YEARS   INCEP.
                              ------   -------   ------
Institutional Class(1)......  6.31%     5.48%    4.89%
PlanAhead Class(1,2)........  5.95%     5.13%    4.62%
Platinum Class(1,2).........  5.53%     4.70%    4.44%

   1 Past performance is not indicative of future performance. An investment in the American AAdvantage U.S.-Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

   2 Fund performance represents the total returns achieved by the Institutional Class from 3/2/92 up to 8/1/94, the inception date of the PlanAhead Class and 11/8/95, the inception date of the Platinum Class and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in existence since 3/2/92.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2000

                           INSTITUTIONAL   PLANAHEAD   PLATINUM
                               CLASS         CLASS      CLASS
                           -------------   ---------   --------
7-day Current Yield*            6.28%         6.00%      5.58%
7-day Effective Yield*          6.47%         6.18%      5.74%
30-day Yield*                   6.32%         6.04%      5.62%
Weighted Average Maturity     49 Days       49 Days    49 Days
Fitch Rating                      AAA           AAA        AAA

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND (SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2000, the total return of the Institutional Class of the American AAdvantage Municipal Money Market Fund was 3.93%. The Fund outperformed the Lipper Institutional Tax-Exempt Money Market Average return of 3.83% by 10 basis points. Lipper Analytical Services ranked the Institutional Class of the Fund 33rd out of its universe of 92 Institutional Tax-Exempt Money Market Funds for the twelve-month period ended December 31, 2000.
INSTITUTIONAL CLASS TOTAL RETURN AS OF JUNE 30, 2000(1)


                       AMERICAN AADVANTAGE   LIPPER INSTITUTIONAL
                         MUNICIPAL MONEY       TAX-EXEMPT MONEY
                           MARKET FUND          MARKET AVERAGE
1 Year...............          3.46                  3.38
3 Years*.............          3.34                  3.23
5 Years*.............          3.44                  3.27
Since Inception*.....          3.32                  3.16

                                  ANNUALIZED TOTAL
                                       RETURNS
                              -------------------------
                                   AS OF 12/31/00
                              -------------------------
                                                 SINCE
                              1 YEAR   5 YEARS   INCEP.
                              ------   -------   ------
Institutional Class(1)......  3.93%     3.47%    3.38%
PlanAhead Class(1,2)........  3.61%     3.17%    3.10%
Platinum Class(1,2).........  3.21%     2.76%    2.87%

   1 Past performance is not indicative of future performance. An investment in the American AAdvantage Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

   2 Fund performance represents the total returns achieved by the Institutional Class from 11/10/93 up to 8/1/94, the inception date of the PlanAhead Class and 11/8/95, the inception date of the Platinum Class and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 11/10/93.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2000

                           INSTITUTIONAL   PLANAHEAD   PLATINUM
                               CLASS         CLASS      CLASS
                           -------------   ---------   --------
7-day Current Yield*           4.52%         4.24%       3.83%
7-day Effective Yield*         4.62%         4.33%       3.90%
30-day Yield*                  4.05%         3.78%       3.36%
Weighted Average Maturity     7 Days        7 Days      7 Days
Fitch Rating                     AAA           AAA         AAA

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2000

Ascension Parish, LA Pollution Control      4.6%
Port of Portland, OR Pollution Control      4.6%
Federated Municipal Obligations Fund        4.6%
Cornell Twp, MI Economic Dev Corp           4.6%
Honolulu, HI General Obligations            4.6%
Wisconsin Health Facilities                 4.5%
New York City Health and Hospitals          4.0%
Thomaston-Upson County, GA                  3.8%
Montgomery County, PA                       3.6%
Palm Beach County, FL Hlth Facs             3.6%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Money Market Fund
American AAdvantage U.S. Government Money Market Fund
American AAdvantage Municipal Money Market Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Fund, the American AAdvantage U.S. Government Money Market Fund, and the American AAdvantage Municipal Money Market Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds) as of December 31, 2000, and the related statements of operation, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG

Dallas, Texas
February 16, 2001

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000
--------------------------------------------------------------------------------

                                                                           U.S. GOVERNMENT       MUNICIPAL
                                                         MONEY MARKET       MONEY MARKET        MONEY MARKET
                                                         ------------      ---------------      ------------
                                                         (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value..................  $  1,987,962         $   181,476        $    95,638
    Receivable for expense reimbursement...............             -                   -                  1
    Receivable for shares of beneficial interest
      sold.............................................           264                   -                  -
                                                         ------------         -----------        -----------
        TOTAL ASSETS...................................     1,988,226             181,476             95,639
                                                         ------------         -----------        -----------
LIABILITIES:
    Dividends payable..................................         1,021                 352                  -
    Payable for shares of beneficial interest
      redeemed.........................................            11                   -                  -
    Management and administrative services fees payable
      (Note 2).........................................           485                  42                 42
    Distribution fees payable..........................           233                  13                 17
    Other liabilities..................................           368                  26                 24
                                                         ------------         -----------        -----------
        TOTAL LIABILITIES..............................         2,118                 433                 83
                                                         ------------         -----------        -----------
NET ASSETS.............................................  $  1,986,108         $   181,043        $    95,556
                                                         ============         ===========        ===========
ANALYSIS OF NET ASSETS:
    Paid-in-capital....................................     1,986,108             181,043             95,556
                                                         ------------         -----------        -----------
NET ASSETS.............................................  $  1,986,108         $   181,043        $    95,556
                                                         ============         ===========        ===========
Shares outstanding (no par value):
    Institutional Class................................   886,608,398          36,391,378            779,322
                                                         ============         ===========        ===========
    PlanAhead Class....................................   299,304,251          65,794,944          5,175,268
                                                         ============         ===========        ===========
    Platinum Class.....................................   800,195,437          78,856,533         89,601,319
                                                         ============         ===========        ===========
Net asset value, offering and redemption price per
  share:
    Institutional Class................................  $       1.00         $      1.00        $      1.00
                                                         ============         ===========        ===========
    PlanAhead Class....................................  $       1.00         $      1.00        $      1.00
                                                         ============         ===========        ===========
    Platinum Class.....................................  $       1.00         $      1.00        $      1.00
                                                         ============         ===========        ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT     MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET      MONEY MARKET
                                                              ------------   ---------------   --------------
                                                                              (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income.........................................    $157,873         $10,352           $4,022
    Portfolio expenses......................................      (2,720)           (208)            (127)
                                                                --------         -------           ------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......     155,153          10,144            3,895
                                                                --------         -------           ------
FUND EXPENSES:
    Administrative service fees (Note 2):
      Institutional Class...................................       1,314              31                1
      PlanAhead Class.......................................         280              50                9
      Platinum Class........................................       4,678             414              474
    Transfer agent fees:
      Institutional Class...................................         119               2                -
      PlanAhead Class.......................................         151              40                8
      Platinum Class........................................          67               8                7
    Professional fees.......................................          51               6                2
    Registration fees and expenses..........................         253              24               43
    Distribution fees - Platinum Class (Note 2).............       2,126             188              215
    Service fees - PlanAhead Class (Note 2).................         700             126               24
    Other expenses..........................................         490              50               32
                                                                --------         -------           ------
        TOTAL FUND EXPENSES.................................      10,229             939              815
                                                                --------         -------           ------
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE 2)................           -               -                6
                                                                --------         -------           ------
NET FUND EXPENSES...........................................      10,229             939              809
                                                                --------         -------           ------
NET INVESTMENT INCOME.......................................     144,924           9,205            3,086
                                                                --------         -------           ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments........................          77               1                -
                                                                --------         -------           ------
        NET GAIN ON INVESTMENTS.............................          77               1                -
                                                                --------         -------           ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $145,001         $ 9,206           $3,086
                                                                ========         =======           ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             MONEY MARKET
                                                              ------------------------------------------
                                                                              TWO MONTHS
                                                               YEAR ENDED       ENDED        YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,   OCTOBER 31,
                                                                  2000           1999           1999
                                                              ------------   ------------   ------------
                                                                            (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................  $   144,924    $    27,696    $    107,567
    Net realized gain on investments........................           77              -              21
                                                              ------------   -----------    ------------
          NET INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................      145,001         27,696         107,588
                                                              ------------   -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income:
      Institutional Class...................................      (81,124)       (18,403)        (56,850)
      PlanAhead Class.......................................      (16,668)        (2,398)        (15,089)
      Platinum Class........................................      (47,132)        (6,895)        (35,628)
    Net realized gain on investments:
      Institutional Class...................................          (38)             -             (10)
      PlanAhead Class.......................................           (9)             -              (3)
      Platinum Class........................................          (30)             -              (8)
                                                              ------------   -----------    ------------
          DISTRIBUTIONS TO SHAREHOLDERS.....................     (145,001)       (27,696)       (107,588)
                                                              ------------   -----------    ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares...........................   16,211,564      3,666,923      12,428,857
    Reinvestment of dividends and distributions.............      121,433         19,382          81,879
    Cost of shares redeemed.................................  (17,453,802)    (3,416,900)    (11,948,212)
                                                              ------------   -----------    ------------
          NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS................................   (1,120,805)       269,405         562,524
                                                              ------------   -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS.......................   (1,120,805)       269,405         562,524
NET ASSETS:
    Beginning of period.....................................    3,106,913      2,837,508       2,274,984
                                                              ------------   -----------    ------------
    END OF PERIOD...........................................  $ 1,986,108    $ 3,106,913    $  2,837,508
                                                              ============   ===========    ============

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      U.S. GOVERNMENT MONEY MARKET                   MUNICIPAL MONEY MARKET
-----------------------------------------   -----------------------------------------
                TWO MONTHS                                  TWO MONTHS
 YEAR ENDED       ENDED       YEAR ENDED     YEAR ENDED       ENDED       YEAR ENDED
DECEMBER 31,   DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   OCTOBER 31,
    2000           1999          1999           2000           1999          1999
------------   ------------   -----------   ------------   ------------   -----------
                                   (IN THOUSANDS)
 $   9,205      $   1,399      $   8,957     $   3,086       $    428      $   2,365
         1              -              5             -              -              -
 ---------      ---------      ---------     ---------       --------      ---------
     9,206          1,399          8,962         3,086            428          2,365
 ---------      ---------      ---------     ---------       --------      ---------
    (2,223)          (263)        (1,752)          (30)            (4)           (22)
    (2,918)          (495)        (3,876)         (329)           (41)          (357)
    (4,064)          (641)        (3,329)       (2,727)          (383)        (1,986)
         -              -             (1)            -              -              -
         -              -             (2)            -              -              -
        (1)             -             (2)            -              -              -
 ---------      ---------      ---------     ---------       --------      ---------
    (9,206)        (1,399)        (8,962)       (3,086)          (428)        (2,365)
 ---------      ---------      ---------     ---------       --------      ---------
   516,584        116,145        535,485       173,972         32,849        217,716
     5,630            922          4,694         3,085            428          2,307
  (516,700)      (118,309)      (580,692)     (165,806)       (40,630)      (230,537)
 ---------      ---------      ---------     ---------       --------      ---------
     5,514         (1,242)       (40,513)       11,251         (7,353)       (10,514)
 ---------      ---------      ---------     ---------       --------      ---------
     5,514         (1,242)       (40,513)       11,251         (7,353)       (10,514)
   175,529        176,771        217,284        84,305         91,658        102,172
 ---------      ---------      ---------     ---------       --------      ---------
 $ 181,043      $ 175,529      $ 176,771     $  95,556       $ 84,305      $  91,658
 =========      =========      =========     =========       ========      =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market, American AAdvantage U.S. Government Money Market and American AAdvantage Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:            > INVESTS ASSETS IN >            AMR INVESTMENT SERVICES
    TRUST:
    Money Market Fund                                           Money Market Portfolio
    U.S. Government Money Market Fund                           U.S. Government Money Market Portfolio
    Municipal Money Market Fund                                 Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (39.84%, 85.50% and 72.27% at December 31, 2000 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio is allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net invest-

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

ment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     100% of dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" which are free of any regular federal income tax. Approximately 32% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class's pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .10% of the net assets of each of the Funds. Prior to March 1, 2000, the Institutional Class of the U.S. Government Money Market Fund paid an annualized fee of .01% to the Manager.

     The Manager and the Trust entered into an additional Administrative Service Agreement with respect to the Platinum Classes of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .45% of the average daily net assets of each of the Platinum Classes of the Funds.

  Distribution Plan

     The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

"Act"), pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of the Platinum Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the year ended December 31, 2000, the Manager waived distribution fees totaling $5,742 for the Platinum Class of the Municipal Money Market Fund.

  Services Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2000, the cost of air transportation for the trustees was not material to any of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2000

                  MONEY MARKET FUND                       INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
                  -----------------                       -------------------    ---------------    --------------
Shares sold...........................................         13,933,764           1,366,467            911,333
Reinvestment of dividends.............................             57,621              16,650             47,162
Shares redeemed.......................................        (15,082,901)         (1,346,561)        (1,024,340)
                                                              -----------          ----------         ----------
Net increase (decrease) in shares outstanding.........         (1,091,516)             36,556            (65,845)
                                                              ===========          ==========         ==========

          U.S. GOVERNMENT MONEY MARKET FUND               INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
          ---------------------------------               -------------------    ---------------    --------------
Shares sold...........................................            144,198             285,797             86,589
Reinvestment of dividends.............................              1,101                 465              4,064
Shares redeemed.......................................           (146,292)           (280,027)           (90,381)
                                                              -----------          ----------         ----------
Net increase (decrease) in shares outstanding.........               (993)              6,235                272
                                                              ===========          ==========         ==========

             MUNICIPAL MONEY MARKET FUND                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
             ---------------------------                  -------------------    ---------------    --------------
Shares sold...........................................                  0              17,458            156,514
Reinvestment of dividends.............................                 30                 329              2,726
Shares redeemed.......................................                  0             (20,091)          (145,715)
                                                              -----------          ----------         ----------
Net increase (decrease) in shares outstanding.........                 30              (2,304)            13,525
                                                              ===========          ==========         ==========

Two Months Ended December 31, 1999

                  MONEY MARKET FUND                       INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
                  -----------------                       -------------------    ---------------    --------------
Shares sold...........................................         3,491,292               51,915            123,716
Reinvestment of dividends.............................            10,095                2,394              6,893
Shares redeemed.......................................        (3,175,587)            (135,091)          (106,222)
                                                              ----------           ----------         ----------
Net increase(decrease) in shares outstanding..........           325,800              (80,782)            24,387
                                                              ==========           ==========         ==========

          U.S. GOVERNMENT MONEY MARKET FUND               INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
          ---------------------------------               -------------------    ---------------    --------------
Shares sold...........................................            30,565               71,368             14,212
Reinvestment of dividends.............................               162                  119                641
Shares redeemed.......................................           (25,769)             (71,887)           (20,653)
                                                              ----------           ----------         ----------
Net increase (decrease) in shares outstanding.........             4,958                 (400)            (5,800)
                                                              ==========           ==========         ==========

             MUNICIPAL MONEY MARKET FUND                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
             ---------------------------                  -------------------    ---------------    --------------
Shares sold...........................................                 0                3,912             28,937
Reinvestment of dividends.............................                 4                   41                383
Shares redeemed.......................................                 0               (6,269)           (34,361)
                                                              ----------           ----------         ----------
Net increase (decrease) in shares outstanding.........                 4               (2,316)            (5,041)
                                                              ==========           ==========         ==========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

Year Ended October 31, 1999

                  MONEY MARKET FUND                       INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
                  -----------------                       -------------------    ---------------    --------------
Shares sold...........................................         9,673,989            1,260,471          1,494,397
Reinvestment of dividends.............................            33,083               13,768             35,028
Shares redeemed.......................................        (9,296,748)          (1,219,466)        (1,431,998)
                                                              ----------           ----------         ----------
Net increase in capital shares outstanding............           410,324               54,773             97,427
                                                              ==========           ==========         ==========

          U.S. GOVERNMENT MONEY MARKET FUND               INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
          ---------------------------------               -------------------    ---------------    --------------
Shares sold...........................................           168,473              246,538            120,474
Reinvestment of dividends.............................               906                  512              3,276
Shares redeemed.......................................          (175,956)            (286,959)          (117,777)
                                                              ----------           ----------         ----------
Net increase (decrease) in capital shares
  outstanding.........................................            (6,577)             (39,909)             5,973
                                                              ==========           ==========         ==========

             MUNICIPAL MONEY MARKET FUND                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
             ---------------------------                  -------------------    ---------------    --------------
Shares sold...........................................             2,679               45,874            169,163
Reinvestment of dividends.............................                22                  326              1,959
Shares redeemed.......................................            (2,802)             (49,879)          (177,856)
                                                              ----------           ----------         ----------
Net decrease in capital shares outstanding............              (101)              (3,679)            (6,734)
                                                              ==========           ==========         ==========

--------------------------------------------------------------------------------

                              AMERICAN EAGLE LOGO

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                           INSTITUTIONAL CLASS
                                        -----------------------------------------------------------------------------------------
                                                          TWO MONTHS
                                         YEAR ENDED         ENDED                         YEAR ENDED OCTOBER 31,
                                        DECEMBER 31,     DECEMBER 31,     -------------------------------------------------------
                                            2000             1999            1999           1998           1997           1996
                                        ------------     ------------     ----------     ----------     ----------     ----------
Net asset value, beginning of
 period............................       $   1.00        $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                          --------        ----------      ----------     ----------     ----------     ----------
   Net investment income(A)........           0.06              0.01            0.05           0.06           0.06           0.05
   Less dividends from net
    investment income..............          (0.06)            (0.01)          (0.05)         (0.06)         (0.06)         (0.05)
                                          --------        ----------      ----------     ----------     ----------     ----------
Net asset value, end of period.....       $   1.00        $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                          ========        ==========      ==========     ==========     ==========     ==========
Total return.......................          6.45%             0.94%(C)        5.09%          5.63%          5.60%          5.57%
                                          ========        ==========      ==========     ==========     ==========     ==========
Ratios and supplemental data:
   Net assets, end of period (in
    thousands).....................       $886,608        $1,978,123      $1,652,323     $1,241,999     $1,123,649     $1,406,939
   Ratios to average net assets
    (annualized)(A):
      Expenses.....................          0.24%             0.23%           0.24%          0.23%          0.23%          0.24%
      Net investment income........          6.17%             5.65%           4.99%          5.49%          5.46%          5.41%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

(B) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C) Not annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 PLANAHEAD CLASS                                             PLATINUM CLASS
---------------------------------------------------------------------------------     -----------------------------
                  TWO MONTHS                                                                            TWO MONTHS
 YEAR ENDED         ENDED                     YEAR ENDED OCTOBER 31,                   YEAR ENDED         ENDED
DECEMBER 31,     DECEMBER 31,     -----------------------------------------------     DECEMBER 31,     DECEMBER 31,
    2000             1999           1999         1998         1997         1996           2000             1999
------------     ------------     --------     --------     --------     --------     ------------     ------------
  $   1.00         $   1.00       $   1.00     $   1.00     $   1.00     $   1.00       $   1.00         $   1.00
  --------         --------       --------     --------     --------     --------       --------         --------
      0.06             0.01           0.05         0.05         0.05         0.05           0.06             0.01
     (0.06)           (0.01)         (0.05)       (0.05)       (0.05)       (0.05)         (0.06)           (0.01)
  --------         --------       --------     --------     --------     --------       --------         --------
  $   1.00         $   1.00       $   1.00     $   1.00     $   1.00     $   1.00       $   1.00         $   1.00
  ========         ========       ========     ========     ========     ========       ========         ========
     6.14%            0.89%(C)       4.79%        5.31%        5.28%        5.21%          5.69%            0.82%(C)
  ========         ========       ========     ========     ========     ========       ========         ========
   299,304
  $                $262,748       $343,532     $288,759     $189,189     $106,890       $800,196         $866,041
     0.54%            0.55%          0.53%        0.53%        0.54%        0.58%          0.97%            1.00%
     5.95%            5.32%          4.69%        5.18%        5.17%        5.06%          5.54%            4.87%

                                PLATINUM CLASS
------------  --------------------------------------------------
                                                     NOVEMBER 7,
 YEAR ENDED         YEAR ENDED OCTOBER 31,             1995 TO
DECEMBER 31,  ----------------------------------     OCTOBER 31,
    2000        1999         1998         1997          1996
------------  --------     --------     --------     -----------
  $   1.00    $   1.00     $   1.00     $   1.00      $   1.00
  --------    --------     --------     --------      --------
      0.06        0.04         0.05         0.05          0.05
     (0.06)      (0.04)       (0.05)       (0.05)        (0.05)
  --------    --------     --------     --------      --------
  $   1.00    $   1.00     $   1.00     $   1.00      $   1.00
  ========    ========     ========     ========      ========
     6.14%       4.33%        4.89%        4.87%         4.85%(B,C)
  ========    ========     ========     ========      ========
   299,304
  $           $841,653     $744,226     $494,413      $119,981
     0.54%       0.97%        0.94%        0.93%         0.94%
     5.95%       4.24%        4.78%        4.80%         4.63%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                 INSTITUTIONAL CLASS
                                                    -----------------------------------------------------------------------------
                                                                      TWO MONTHS
                                                     YEAR ENDED         ENDED                   YEAR ENDED OCTOBER 31,
                                                    DECEMBER 31,     DECEMBER 31,     -------------------------------------------
                                                        2000             1999          1999        1998       1997(B)      1996
                                                    ------------     ------------     -------     -------     -------     -------
Net asset value, beginning of period..............    $  1.00          $  1.00        $  1.00     $  1.00     $  1.00     $  1.00
                                                      -------          -------        -------     -------     -------     -------
   Net investment income(A).......................       0.06             0.01           0.05        0.05        0.05        0.05
   Less dividends from net investment income......      (0.06)           (0.01)         (0.05)      (0.05)      (0.05)      (0.05)
                                                      -------          -------        -------     -------     -------     -------
Net asset value, end of period....................    $  1.00          $  1.00        $  1.00     $  1.00     $  1.00     $  1.00
                                                      =======          =======        =======     =======     =======     =======
Total return......................................      6.31%            0.94%(E)       4.94%       5.47%       5.36%       5.29%
                                                      =======          =======        =======     =======     =======     =======
Ratios and supplemental data:
   Net assets, end of period (in thousands).......    $36,391          $37,385        $32,427     $39,004     $29,946     $25,595
   Ratios to average net assets (annualized)(A,D):
       Expenses...................................      0.26%            0.18%          0.19%       0.30%       0.27%       0.32%
       Net investment income......................      6.16%            5.60%          4.83%       5.34%       5.24%       5.16%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust U.S. Government Money Market Portfolio.

(B) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(D) Operating results of the Platinum Class excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses to average net assets was 1.02% and the ratio of net investment income to average net assets was 4.62% prior to expenses waived.

(E)  Not annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PLANAHEAD CLASS                                           PLATINUM CLASS
     -----------------------------------------------------------------------------     -----------------------------
                       TWO MONTHS                                                                        TWO MONTHS
      YEAR ENDED         ENDED                   YEAR ENDED OCTOBER 31,                 YEAR ENDED         ENDED
     DECEMBER 31,     DECEMBER 31,     -------------------------------------------     DECEMBER 31,     DECEMBER 31,
         2000             1999          1999        1998       1997(B)      1996           2000             1999
     ------------     ------------     -------     -------     -------     -------     ------------     ------------
       $  1.00          $  1.00        $  1.00     $  1.00     $  1.00     $  1.00       $  1.00          $  1.00
       -------          -------        -------     -------     -------     -------       -------          -------
          0.06             0.01           0.05        0.05        0.05        0.05          0.05             0.01
         (0.06)           (0.01)         (0.05)      (0.05)      (0.05)      (0.05)        (0.05)           (0.01)
       -------          -------        -------     -------     -------     -------       -------          -------
       $  1.00          $  1.00        $  1.00     $  1.00     $  1.00     $  1.00       $  1.00          $  1.00
       =======          =======        =======     =======     =======     =======       =======          =======
         5.95%            0.86%(E)       4.56%       5.13%       5.08%       4.94%         5.53%            0.80%(E)
       =======          =======        =======     =======     =======     =======       =======          =======
       $65,795          $59,560        $59,960     $99,869     $ 4,046     $ 1,822       $78,857          $78,585
         0.60%            0.64%          0.56%       0.57%       0.52%       0.67%         1.00%            1.02%
         5.81%            5.15%          4.45%       5.01%       5.00%       4.74%         5.40%            4.77%

                                   PLATINUM CLASS
     ------------  -----------------------------------------------
                                                       NOVEMBER 7,
      YEAR ENDED       YEAR ENDED OCTOBER 31,            1995 TO
     DECEMBER 31,  -------------------------------     OCTOBER 31,
         2000       1999        1998       1997(B)        1996
     ------------  -------     -------     -------     -----------
       $  1.00     $  1.00     $  1.00     $  1.00       $  1.00
       -------     -------     -------     -------       -------
          0.06        0.04        0.05        0.05          0.04
         (0.06)      (0.04)      (0.05)      (0.05)        (0.04)
       -------     -------     -------     -------       -------
       $  1.00     $  1.00     $  1.00     $  1.00       $  1.00
       =======     =======     =======     =======       =======
         5.95%       4.09%       4.71%       4.61%()       4.58%(C,E)
       =======     =======     =======     =======       =======
       $65,795     $84,385     $78,412     $68,439       $52,153
         0.60%       1.01%       1.01%       0.99%         1.00%
         5.81%       4.01%       4.62%       4.53%         4.35%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                  INSTITUTIONAL CLASS
                                                           -----------------------------------------------------------------
                                                                           TWO MONTHS
                                                            YEAR ENDED       ENDED             YEAR ENDED OCTOBER 31,
                                                           DECEMBER 31,   DECEMBER 31,   -----------------------------------
                                                               2000           1999        1999     1998      1997      1996
                                                           ------------   ------------   ------   ------    ------    ------
Net asset value, beginning of period.....................     $ 1.00        $  1.00      $ 1.00   $ 1.00    $ 1.00    $ 1.00
                                                              ------        -------      ------   ------    ------    ------
   Net investment income(A)..............................       0.04           0.01        0.03     0.03      0.04      0.04
   Less dividends from net investment income.............      (0.04)         (0.01)      (0.03)   (0.03)    (0.04)    (0.04)
                                                              ------        -------      ------   ------    ------    ------
Net asset value, end of period...........................     $ 1.00        $  1.00      $ 1.00   $ 1.00    $ 1.00    $ 1.00
                                                              ======        =======      ======   ======    ======    ======
Total return.............................................      3.93%          0.58%(C)    2.92%    3.46%     3.52%     3.59%
                                                              ======        =======      ======   ======    ======    ======
Ratios and supplemental data:
   Net assets, end of period (in thousands)..............     $  779        $   750      $  745   $  847    $  369    $    6
   Ratios to average net assets (annualized)(A):
       Expenses..........................................      0.31%          0.35%       0.39%    0.33%     0.31%     0.27%
       Net investment income.............................      3.87%          3.49%       2.91%    3.35%     3.49%     3.49%
   Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager...............          -              -           -        -     0.01%     0.06%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Municipal Money Market Portfolio.

(B) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C) Not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             PLANAHEAD CLASS                                         PLATINUM CLASS
-------------------------------------------------------------------------     -----------------------------
                  TWO MONTHS                                                                    TWO MONTHS
 YEAR ENDED         ENDED                YEAR ENDED OCTOBER 31,                YEAR ENDED         ENDED
DECEMBER 31,     DECEMBER 31,   -----------------------------------------     DECEMBER 31,     DECEMBER 31,
    2000             1999        1999       1998        1997       1996           2000             1999
------------     ------------   ------     -------     ------     -------     ------------     ------------
   $ 1.00           $ 1.00      $ 1.00     $  1.00     $ 1.00     $  1.00       $  1.00          $  1.00
   ------           ------      ------     -------     ------     -------       -------          -------
     0.04             0.01        0.03        0.03       0.03        0.03          0.03             0.01
    (0.04)           (0.01)      (0.03)      (0.03)     (0.03)      (0.03)        (0.03)           (0.01)
   ------           ------      ------     -------     ------     -------       -------          -------
   $ 1.00           $ 1.00      $ 1.00     $  1.00     $ 1.00     $  1.00       $  1.00          $  1.00
   ======           ======      ======     =======     ======     =======       =======          =======
    3.61%            0.52%(C)    2.68%       3.17%      3.24%       3.27%         3.21%            0.47%(C)
   ======           ======      ======     =======     ======     =======       =======          =======
   $5,175           $7,479      $9,795     $13,474     $9,590     $ 2,340       $89,602          $76,076
    0.63%            0.73%       0.65%       0.64%      0.60%       0.62%         1.02%            1.05%
    3.48%            3.09%       2.61%       3.07%      3.18%       3.12%         3.17%            2.77%
        -                -           -           -      0.01%       0.05%             -            0.03%

                              PLATINUM CLASS
------------  -----------------------------------------------
                                                  NOVEMBER 7,
 YEAR ENDED       YEAR ENDED OCTOBER 31,            1995 TO
DECEMBER 31,  -------------------------------     OCTOBER 31,
    2000       1999        1998        1997          1996
------------  -------     -------     -------     -----------
   $ 1.00     $  1.00     $  1.00     $  1.00       $  1.00
   ------     -------     -------     -------       -------
     0.04        0.02        0.03        0.03          0.03
    (0.04)      (0.02)      (0.03)      (0.03)        (0.03)
   ------     -------     -------     -------       -------
   $ 1.00     $  1.00     $  1.00     $  1.00       $  1.00
   ======     =======     =======     =======       =======
    3.61%       2.27%       2.75%       2.79%         2.88%(B,C)
   ======     =======     =======     =======       =======
   $5,175     $81,118     $87,852     $63,883       $49,862
    0.63%       1.04%       1.04%       1.03%         0.97%
    3.48%       2.24%       2.69%       2.75%         2.72%
        -       0.01%       0.03%       0.01%         0.05%

--------------------------------------------------------------------------------

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the AMR Investment Services Trust at December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG
                                            Dallas, Texas
February 16, 2001

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2000
--------------------------------------------------------------------------------

                                                                  PAR
                                                                AMOUNT         VALUE
                                                              -----------    ----------
                                                               (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 0.21%
State Street Bank Tri-Party Government Repurchase Agreement,
  6.45%, Due 1/2/2001, to be repurchased at $10,234
  (Collateral held at State Street Bank and Trust by Federal
  National Mortgage Association, Due 11/15/2002 - Market
  Value $10,537)............................................  $    10,227    $   10,227
                                                                             ----------
    TOTAL REPURCHASE AGREEMENTS.............................                     10,227
                                                                             ----------
TIME DEPOSITS - 16.13%
ABN Amro Bank, 6.25%, Due 1/2/2001..........................      235,000       235,000
Key Bank, NA, 6.38%, Due 1/2/2001...........................      150,000       150,000
Societe Generale, 6.00%, Due 1/2/2001.......................      235,000       235,000
Toronto Dominion Bank, 5.00%, Due 1/2/2001..................      185,000       185,000
                                                                             ----------
    TOTAL TIME DEPOSITS.....................................                    805,000
                                                                             ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 21.48%
FOREIGN BANKS - 3.01%
Merita Bank, PLC, 6.70%, Due 1/22/2001......................      150,000       149,996
                                                                             ----------
    TOTAL FOREIGN BANKS.....................................                    149,996
                                                                             ----------
DOMESTIC BANKS - 18.47%
Banco Popular de Puerto Rico, 6.85%, Due 5/25/2001 (Note
  D)........................................................      200,000       200,000
Bank of America, NA, 6.84%, Due 7/12/2001...................       50,000        50,021
Bank One, NA, 6.70%, Due 11/9/2001..........................      160,000       159,973
Branch Banking & Trust Company,
  6.65%, Due 3/9/2001.......................................      100,000        99,990
  6.71%, Due 8/17/2001......................................       72,000        71,991
  6.42%, Due 9/24/2001......................................       45,000        44,996
First Union National Bank, 6.72%, Due 4/20/2001.............      100,000       100,000
Key Bank, NA, 6.76%, Due 6/1/2001...........................       27,000        27,005
National City Bank,
  6.48%, Due 3/23/2001......................................       50,000        50,008
  6.74%, Due 8/1/2001.......................................       25,000        25,002
U S Bank, NA, 6.67%, Due 9/17/2001..........................       92,500        92,599
                                                                             ----------
    TOTAL DOMESTIC BANKS....................................                    921,585
                                                                             ----------
    TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK
     NOTES..................................................                  1,071,581
                                                                             ----------
PROMISSORY NOTES - 5.51%
Jackson National Life Insurance Company, Variable Rate,
  6.69%, Due 8/31/2001 (Note B).............................      100,000       100,000
Travelers Insurance Company, Variable Rate, 5.75%, Due
  8/10/2001 (Note C)........................................      175,000       175,000
                                                                             ----------
    TOTAL PROMISSORY NOTES..................................                    275,000
                                                                             ----------
VARIABLE RATE COMMERCIAL PAPER - 1.44%
Unilever Capital Corporation, 6.67%, Due 9/7/2001, 144a,
  (Note E)..................................................       72,000        72,003
                                                                             ----------
    TOTAL VARIABLE RATE COMMERCIAL PAPER....................                     72,003
                                                                             ----------
VARIABLE RATE MEDIUM-TERM NOTES - 45.14%
American Honda Finance Corporation, 144a, (Note E)
  6.57%, Due 6/12/2001......................................       50,000        50,000
  6.58%, Due 6/14/2001......................................       25,000        25,000
Associates Corporation,
  6.68%, Due 6/14/2001......................................       27,000        27,016
  6.44%, Due 10/1/2001, 144a, (Note E)......................      100,000       100,000
  6.80%, Due 10/5/2001......................................       92,000        92,025
AT&T Capital Corporation, 6.97%, Due 4/9/2001...............       81,500        81,544
Bank of America, NA,
  6.78%, Due 5/3/2001.......................................       80,000        80,015
  6.63%, Due 6/11/2001......................................       45,000        45,020
  6.86%, Due 7/19/2001......................................       25,000        25,018
Bank One, NA,
  6.71%, Due 9/7/2001.......................................       47,000        47,012
  6.88%, Due 10/29/2001.....................................       15,000        15,016
Caterpillar Financial Services,
  6.79%, Due 1/19/2001......................................       30,000        30,001
  6.87%, Due 4/2/2001.......................................       20,000        20,004
  6.89%, Due 8/1/2001.......................................       20,000        20,013
Chase Manhattan Corporation, 6.79%, Due 4/26/2001...........       61,500        61,513
Commerzbank Overseas Finance, NV, 6.63%, Due 1/30/2001......       20,000        19,998
Credit Suisse First Boston, 6.76%, Due 10/15/2001, 144a,
  (Note E)..................................................       97,000        97,000

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                                                  PAR
                                                                AMOUNT         VALUE
                                                              -----------    ----------
                                                               (DOLLARS IN THOUSANDS)
~Firstar Corporation, 7.01%, Due 8/3/2001...................  $    47,000    $   47,081
Fleet National Bank,
  6.86%, Due 1/22/2001......................................       30,000        30,002
  6.84%, Due 2/1/2001.......................................       25,000        25,002
  6.78%, Due 7/31/2001......................................       20,000        20,006
  6.73%, Due 9/7/2001.......................................       35,000        35,018
  6.64%, Due 9/27/2001......................................      100,000       100,145
General Motors Acceptance Corporation, (Note C)
  6.80%, Due 2/11/2002......................................       50,000        50,000
  6.83%, Due 2/11/2002......................................      150,000       150,000
Goldman Sachs Group, L.P., 144a, (Note E)
  7.25%, Due 1/16/2001......................................       10,000        10,002
  6.94%, Due 1/25/2001......................................       75,000        75,009
  7.15%, Due 2/26/2001......................................        5,000         5,003
Huntington National Bank, 6.81%, Due 2/2/2001...............       64,000        64,004
Key Bank, NA, 6.94%, Due 7/16/2001..........................       40,000        40,037
Merrill Lynch & Company, Incorporated,
  6.88%, Due 4/9/2001.......................................       25,000        25,008
  6.76%, Due 4/12/2001......................................       75,000        74,996
  6.83%, Due 7/31/2001......................................       26,000        26,013
  6.84%, Due 11/1/2001......................................       34,470        34,501
Morgan Stanley Dean Witter Company,
  6.88%, Due 1/22/2001......................................       10,000        10,001
  6.52%, Due 1/22/2001......................................       25,000        25,001
  6.51%, Due 3/16/2001......................................       50,000        50,000
  6.94%, Due 9/4/2001.......................................       10,000        10,014
Norwest Corporation, 6.81%, Due 11/21/2001..................       30,000        30,013
Sanwa Business Credit Corporation, 7.06%, Due 4/3/2001......       10,000        10,006
Salomon Smith Barney Holdings, 6.86%, Due 10/9/2001.........       36,000        36,027
Unilever NV, 6.79%, Due 7/5/2001............................       75,000        74,985
Vodafone Airtouch PLC, 6.74%, Due 12/19/2001................      175,065       175,211
Wells Fargo & Company, 6.78%, Due 9/15/2001.................      182,950       183,247
                                                                             ----------
    TOTAL VARIABLE RATE MEDIUM-TERM NOTES...................                  2,252,527
                                                                             ----------
                                                                SHARES
                                                              -----------
OTHER SHORT-TERM INVESTMENTS - 9.42%
Short-Term Investments Co. Prime Portfolio..................  235,000,000       235,000
Short-Term Investments Co. Liquid Assets Portfolio..........  235,001,043       235,001
                                                                             ----------
    TOTAL OTHER SHORT-TERM INVESTMENTS......................                    470,001
                                                                             ----------
TOTAL INVESTMENTS - 99.33% (COST $4,956,339)................                  4,956,339
                                                                             ----------
OTHER ASSETS, NET OF LIABILITIES - 0.67%....................                     33,506
                                                                             ----------
TOTAL NET ASSETS - 100%.....................................                 $4,989,845
                                                                             ==========

---------------

Based on the cost of investments of $4,956,339 for federal income tax purposes at December 31, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.
(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(D) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(E) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $434,017 or 8.70% of net assets.

ABBREVIATIONS:

L.P. - Limited Partnership
NA - National Association
NV - Company
PLC - Public Limited Corporation

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2000
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT        VALUE
                                                              --------     ---------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 19.70%
State Street Bank Tri-Party Government Repurchase Agreement,
  6.45%, Due 1/2/2001, to be repurchased at $41,834
  (Collateral held at State Street Bank and Trust by Federal
  National Mortgage Association, 6.375%, Due
  11/15/2002 - Market Value - $43,059)......................  $41,804      $ 41,804
                                                                           --------
    TOTAL REPURCHASE AGREEMENTS.............................                 41,804
                                                                           --------
U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE B) - 79.87%
Federal Home Loan Bank,
  Discount Note, 6.63%, Due 2/16/2001.......................   20,000        19,836
  Discount Note, 5.98%, Due 6/20/2001.......................    5,000         4,863
  Variable Rate MTN, 6.58%, Due 10/12/2001..................   35,000        34,981
Federal Home Loan Mortgage Corporation
  Discount Note, 6.33%, Due 5/25/2001.......................   25,000        24,385
Federal National Mortgage Association,
  Variable Rate MTN, 6.57%, Due 3/1/2001....................   25,000        24,997
  Discount Note, 6.67%, Due 2/1/2001........................   25,904        25,760
  Discount Note, 6.05%, Due 6/22/2001.......................   10,000         9,720
Student Loan Marketing Association, Variable Rate MTN,
  6.28%, Due 11/2/2001......................................   25,000        24,994
                                                                           --------
    TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS................                169,536
                                                                           --------
TOTAL INVESTMENTS - 99.57% (COST $211,340)..................                211,340
                                                                           --------
OTHER ASSETS, NET OF LIABILITIES - 0.43%....................                    913
                                                                           --------
TOTAL NET ASSETS - 100%.....................................               $212,253
                                                                           ========

---------------

Based on the cost of investments of $211,340 for federal income tax purposes at December 31, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Rates associated with money market securities represent yield to maturity, or yield to next reset date.

ABBREVIATIONS:

MTN - Medium Term Note

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2000
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT        VALUE
                                                              ----------    ---------
                                                              (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 92.41%
COMMERCIAL PAPER (NOTE A) - 13.68%
The Economic Development Corporation of the Township of
  Cornell Michigan Environmental Improvement Revenue Bonds,
  (Mead-Escanala Paper Company Project), Series 1986, 4.30%,
  Due 1/29/2001, LOC Credit Suisse..........................  $   6,000     $  6,000
Montgomery County, Pennsylvania Industrial Development
  Pollution Control Revenue Bonds (Peco Energy Project),
  Series 1996, 4.40%, Due 1/9/2001, LOC Canadian Imperial
  Bank of Commerce..........................................      4,800        4,800
Palm Beach County, Florida Health Facilities Authority
  Pooled Hospital Loan Program, 4.45%, Due 1/10/2001, Bond
  Insurance MBIA, SPA Credit Suisse.........................      4,800        4,800
Sweetwater County, Wyoming Customized Purchase Pollution
  Control Revenue Refunding Bonds (PacifiCorp Project),
  Series 1988A, 4.30%, Due 2/6/2001, LOC UBS AG.............      2,500        2,500
                                                                            --------
    TOTAL COMMERCIAL PAPER..................................                  18,100
                                                                            --------
VARIABLE RATE DEMAND OBLIGATIONS (NOTE A) - 78.73%
ALABAMA - 0.76%
The Industrial Development Board of the City of Phenix City,
  Alabama, Environmental Improvement Revenue Bonds, (Mead
  Coated Board Project), Series 1993A, 5.00%, Due 6/1/2028,
  LOC Toronto Dominion Bank.................................      1,000        1,000
                                                                            --------
    TOTAL ALABAMA...........................................                   1,000
                                                                            --------
ARIZONA - 5.86%
Arizona Health Facilities Authority Revenue Bonds (Pooled
  Loan Program), Bond Insurance - FGIC, 4.95%, Due
  10/1/2015, LOC Chase Manhattan Bank.......................      4,060        4,060
Mesa, Arizona Industrial Development Authority Variable Rate
  Revenue Bonds (Discovery Health Systems Project), Series
  1999B, 4.90%, Due 1/1/2029, MBIA Insured, Chase
  Liquidity.................................................      3,700        3,700
                                                                            --------
    TOTAL ARIZONA...........................................                   7,760
                                                                            --------
CALIFORNIA - 1.06%
California Pollution Control Finance Authority Resource
  Recovery Revenue Bonds (Wadham Energy Limited
  Partnership), Series 1987A, 4.90%, Due 1/11/2017, LOC
  Banque Paribas............................................      1,400        1,400
                                                                            --------
    TOTAL CALIFORNIA........................................                   1,400
                                                                            --------
COLORADO - 2.50%
Moffat County, Colorado Pollution Control Revenue Bonds (Ute
  Electric Company Project), Bond Insurance - AMBAC
  Indemnity Corporation, Series 1984, 5.05%, Due 7/1/2010,
  SPA Societe Generale......................................      3,300        3,300
                                                                            --------
    TOTAL COLORADO..........................................                   3,300
                                                                            --------
FLORIDA - 6.36%
Citrus Park, Florida Community Development District Variable
  Rate Demand Bonds, Series 1996, 4.75%, Due 11/1/2016, LOC
  Dieschner Bank AG.........................................      1,920        1,920
Florida Housing Financial Agency Housing Revenue Bonds
  (Heron Park Project), Series 1996U, 4.85%, Due 12/1/2029,
  LOC Bank of America.......................................      3,600        3,600
Florida Housing Finance Corporation Housing Revenue Bonds
  (Club at Vero Apartments Project), Series E, 4.90%, Due
  12/1/2029, LOC Bank of America............................      2,900        2,900
                                                                            --------
    TOTAL FLORIDA...........................................                   8,420
                                                                            --------
GEORGIA - 6.29%
Clayton County, Georgia Housing Authority (Kimberly Forest
  Apartments Project), Series B, Bond Insurance - Financial
  Security Assurance, 5.00%, Due 1/1/2021, SPA Societe
  Generale..................................................      1,015        1,015
Monroe County, Georgia Industrial Development Revenue Bonds
  (Forsyth Inc. Project), Series 1995, 5.05%, Due 11/1/2015,
  LOC Bank One..............................................      2,310        2,310
Thomaston-Upson County, Georgia Industrial Development
  Revenue Authority (Yamaha Music Manufacturing,
  Incorporated Project), Series 1988, 6.10%, Due 8/1/2018,
  LOC Bank of Tokyo-Mitsubishi, Limited.....................      5,000        5,000
                                                                            --------
    TOTAL GEORGIA...........................................                   8,325
                                                                            --------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT        VALUE
                                                              ----------    ---------
                                                              (DOLLARS IN THOUSANDS)
HAWAII - 4.53%
City and County of Honolulu, Hawaii, General Obligation
  Bonds, Series 2000A, 5.00%, Due 1/1/2004, LOC Landesbank
  Hessen Thurigen...........................................  $   6,000     $  6,000
                                                                            --------
    TOTAL HAWAII............................................                   6,000
                                                                            --------
ILLINOIS - 3.40%
Illinois Health Facilities Authority, Adjustable Rate
  Refunding Bonds, (Swedish Covenant Hospital), Series
  1998A, 4.85%, Due 8/15/2027, LOC Ambac/Bank One IL........      3,500        3,500
Illinois Development Finance Authority Pollution Control
  Revenue Bonds (Illinois Power Project), Series 1987D,
  5.00%, Due 3/1/2017, LOC Morgan Guaranty..................      1,000        1,000
                                                                            --------
    TOTAL ILLINOIS..........................................                   4,500
                                                                            --------
INDIANA - 0.76%
Fort Wayne, Indiana Industrial Economic Development Revenue
  Bonds (ND-Tech Corporation Project), Series 1989, 5.10%,
  Due 7/1/2009, LOC Societe Generale........................      1,000        1,000
                                                                            --------
    TOTAL INDIANA...........................................                   1,000
                                                                            --------
IOWA - 1.51%
Dubuque, Iowa Industrial Development Revenue Bonds (Swiss
  Valley Farms Company Project), Series 1987, 5.20%, Due
  12/1/2001, LOC Rabobank Nederland Bank....................         50           50
Polk County, Iowa Hospital Equipment and Improvement, Bond
  Insurance - MBIA, 5.20%, Due 12/1/2005, SPA Bank of New
  York Company, Incorporated................................      1,950        1,950
                                                                            --------
    TOTAL IOWA..............................................                   2,000
                                                                            --------
LOUISIANA - 4.61%
Ascension Parish, Louisiana Variable Rate Demand Pollution
  Control Revenue Bonds (Borden Incorporated Project),
  Series 1992, 4.90%, Due 12/1/2009, LOC Credit Suisse First
  Boston....................................................      6,100        6,100
                                                                            --------
    TOTAL LOUISIANA.........................................                   6,100
                                                                            --------
MICHIGAN - 1.39%
City of Detroit, Michigan Sewer Disposal Revenue Bonds, Bond
  Insurance - MBIA, Series 1998B, 4.80%, Due 7/1/2023, SPA
  Morgan Guaranty...........................................      1,845        1,845
                                                                            --------
    TOTAL MICHIGAN..........................................                   1,845
                                                                            --------
NEW YORK - 3.95%
New York City Health and Hospitals Corporation, Health
  Systems Bonds, Series 1997E, 4.45%, Due 2/15/2026, LOC
  Bank of New York..........................................      5,225        5,225
                                                                            --------
    TOTAL NEW YORK..........................................                   5,225
                                                                            --------
OHIO - 2.50%
Ohio State Air Quality Development Authority Revenue Bonds
  (JMG-Funding Limited Partnership Project), Series 1994A,
  4.90%, Due 4/01/2029, LOC Societe Generale................      3,300        3,300
                                                                            --------
    TOTAL OHIO..............................................                   3,300
                                                                            --------
OREGON - 6.88%
State of Oregon (Toyo Tanso USA), Series CXLVII, 5.33%, Due
  2/1/2012, LOC Bank of Tokyo - Mitsubishi, Limited.........      3,000        3,000
The Port of Portland, Oregon, Pollution Control Revenue
  Refunding Bonds, (Reynolds Metals Company Project), Series
  1985, 4.90%, Due 12/01/2009, LOC Bank of Nova Scotia......      6,100        6,100
                                                                            --------
    TOTAL OREGON............................................                   9,100
                                                                            --------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT        VALUE
                                                              ----------    ---------
                                                              (DOLLARS IN THOUSANDS)
PENNSYLVANIA 3.92%
Chartiers Valley, Pennsylvania Industrial and Commercial
  Development Authority Commercial Development Bonds
  (William Penn Plaza Project), 4.60%, Due 12/1/2016, LOC
  PNC Bank..................................................  $   1,100     $  1,100
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987A, 5.10%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............      1,000        1,000
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987B, 5.10%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............      1,085        1,085
Schuykill County, Pennsylvania Industrial Development
  Authority Revenue Bonds, 4.75%, Due 12/1/2002, LOC Mellon
  Bank, N.A. ...............................................      2,000        2,000
                                                                            --------
    TOTAL PENNSYLVANIA......................................                   5,185
                                                                            --------
SOUTH CAROLINA - 1.13%
Florence County, South Carolina, Solid Waste Disposal and
  Wastewater Treatment Bonds (Roche Carolina, Incorporated
  Project), 5.10%, Due 4/1/2028, LOC Deutsche Bank..........      1,500        1,500
                                                                            --------
    TOTAL SOUTH CAROLINA....................................                   1,500
                                                                            --------
TEXAS - 5.84%
City of Midlothian, Texas Industrial Development
  Corporation, Exempt Facilities Revenue Bonds (Texas
  Industries, Incorporated Project), 5.10%, Due 5/1/2029,
  LOC Bank of America.......................................      2,700        2,700
Hunt County, Texas Industrial Development Corporation (Trico
  Industries Project), Series 1987, 4.85%, Due 9/1/2006, LOC
  ABN/Amro..................................................      2,130        2,130
Mansfield, Texas Industrial Development Corporation,
  Variable Rate Demand Revenue Bonds, (Pier 1
  Imports - Texas Incorporated Project), Series 1986, 5.20%,
  Due 11/1/2026, LOC Bank One Texas.........................      2,900        2,900
                                                                            --------
    TOTAL TEXAS.............................................                   7,730
                                                                            --------
TENNESSEE - 1.66%
Industrial Development Board of the County of
  Sullivan,Tennessee, Pollution Control Revenue Refunding
  Bonds, (The Mead Corporation Project), Series 1986, 4.85%,
  Due 10/1/2016, LOC UBS A.G. ..............................      2,200        2,200
                                                                            --------
    TOTAL TENNESSEE.........................................                   2,200
                                                                            --------
VERMONT - 1.13%
Vermont, Industrial Development Authority (Ryegate Project),
  Series 1990, 5.00%, Due 12/1/2015, LOC ABN/AMRO Holding,
  N.V. .....................................................      1,500        1,500
                                                                            --------
    TOTAL VERMONT...........................................                   1,500
                                                                            --------
WASHINGTON - 5.81%
Pierce County, Washington Economic Development Corporation
  Dock & Wharf Facilities Revenue Bonds (SCS Industries
  Project), Series 1995, 5.10%, Due 7/1/2030, LOC Bank of
  Nova Scotia...............................................      3,585        3,585
Pierce County, Washington Economic Development Corporation
  Variable Rate Demand Revenue Bonds (T.C. Products
  Incorporated Project), Series 1994, 5.15%, Due 10/1/2014,
  LOC First Union...........................................      1,160        1,160
Washington State Housing Finance Authority, Community
  Nonprofit Housing Revenue Bonds (Nikkei Manor Project),
  5.00%, Due 10/1/2021, LOC Bank of America.................      2,950        2,950
                                                                            --------
    TOTAL WASHINGTON........................................                   7,695
                                                                            --------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT        VALUE
                                                              ----------    ---------
                                                              (DOLLARS IN THOUSANDS)
WISCONSIN - 6.88%
City of Whitewater, Wisconsin Industrial Development Revenue
  Bonds (MacLean-Fogg Company Project), Series 1989, 5.05%,
  Due 12/1/2009, LOC Bank of America........................  $   1,000     $  1,000
Wisconsin State Health and Education Facilities Authority
  Revenue Bonds (Felician Services Project), Bond
  Insurance - AMBAC Indemnity Corporation, Series A, 9.80%,
  Due 1/1/2020, SPA First Chicago NBD Corporation...........      2,200        2,200
Wisconsin Health Facilities Authority Variable Rate Demand
  Bonds (Franciscan Health Care Incorporated - System
  Financing), Series 1985-2, 4.90%, Due 1/1/2016, LOC
  Dominion..................................................      5,910        5,910
                                                                            --------
    TOTAL WISCONSIN.........................................                   9,110
                                                                            --------
    TOTAL VARIABLE RATE DEMAND OBLIGATIONS..................                 104,195
                                                                            --------
    TOTAL MUNICIPAL OBLIGATIONS.............................                 122,295
                                                                            --------

                                                                 SHARES
                                                              ---------
OTHER INVESTMENTS - 7.04%
Alliance Capital Management Institutional Reserves Tax-Free
  Portfolio.................................................  2,742,718        2,743
Federated Municipal Obligations Fund........................  6,078,431        6,078
Provident Institutional Funds Municipal Cash................    343,784          344
Dreyfus Municipal Cash Management Plus......................    152,081          152
                                                                            --------
    TOTAL OTHER INVESTMENTS.................................                   9,317
                                                                            --------
TOTAL INVESTMENTS - 99.45% (COST $131,612)..................                 131,612
                                                                            --------
OTHER ASSETS, NET OF LIABILITIES - 0.55%....................                     723
                                                                            --------
TOTAL NET ASSETS - 100%.....................................                $132,335
                                                                            ========

---------------

Based on the cost of investments of $131,612 for federal income tax purposes at December 31, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AG - Company
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
SPA - Support Agreement

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $4,946,112;
     $169,536; $131,612, respectively)......................   $4,946,112       $169,536         $131,612
   Repurchase agreements (cost - $10,227, $41,804, $0,
     respectively)..........................................       10,227         41,804                -
   Receivable for investments sold..........................            -              -            3,008
   Dividends and interest receivable........................       33,964            957              744
                                                               ----------       --------         --------
       TOTAL ASSETS.........................................    4,990,303        212,297          135,364
                                                               ----------       --------         --------
LIABILITIES:
   Payable for investments purchased........................            -              -            3,008
   Management and investment advisory fees payable (Note
     2).....................................................          394             17                9
   Accrued organization costs...............................            3             13                9
   Other liabilities........................................           61             14                3
                                                               ----------       --------         --------
       TOTAL LIABILITIES....................................          458             44            3,029
                                                               ----------       --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....   $4,989,845       $212,253         $132,335
                                                               ==========       ========         ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
INVESTMENT INCOME:
   Interest income..........................................    $283,731         $11,885          $5,437
                                                                --------         -------          ------
       TOTAL INVESTMENT INCOME..............................     283,731          11,885           5,437
                                                                --------         -------          ------
EXPENSES:
   Management and investment advisory fees (Note 2).........       4,361             186             130
   Custodian fees...........................................         243              37              28
   Professional fees........................................          85               7               5
   Other expenses...........................................         165               9               9
                                                                --------         -------          ------
       TOTAL EXPENSES.......................................       4,854             239             172
                                                                --------         -------          ------
NET INVESTMENT INCOME.......................................     278,877          11,646           5,265
                                                                --------         -------          ------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments.........................         144               2               -
                                                                --------         -------          ------
       NET GAIN ON INVESTMENTS..............................         144               2               -
                                                                --------         -------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $279,021         $11,648          $5,265
                                                                ========         =======          ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             MONEY MARKET
                                                              ------------------------------------------
                                                                              TWO MONTHS
                                                               YEAR ENDED       ENDED        YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,   OCTOBER 31,
                                                                  2000           1999           1999
                                                              ------------   ------------   ------------
                                                                            (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................  $   278,877    $    34,541    $    132,222
    Net realized gain on investments........................          144              -              23
                                                              -----------    -----------    ------------
        TOTAL INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................      279,021         34,541         132,245
                                                              -----------    -----------    ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions...........................................   35,867,580      3,797,759      13,198,063
    Withdrawals.............................................  (34,808,427)    (3,489,471)    (12,487,660)
                                                              -----------    -----------    ------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
          TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS...    1,059,153        308,288         710,403
                                                              -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS.......................    1,338,174        342,829         842,648
                                                              -----------    -----------    ------------
NET ASSETS:
    Beginning of period.....................................    3,651,671      3,308,842       2,466,194
                                                              -----------    -----------    ------------
    END OF PERIOD...........................................  $ 4,989,845    $ 3,651,671    $  3,308,842
                                                              ===========    ===========    ============
--------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------------------------------

RATIOS:
    Expenses to average net assets (annualized).............        0.11%          0.11%           0.11%
    Net investment income to average net assets
      (annualized)..........................................        6.40%          5.77%           5.11%

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          U.S. GOVERNMENT MONEY MARKET                   MUNICIPAL MONEY MARKET
    -----------------------------------------   -----------------------------------------
                    TWO MONTHS                                  TWO MONTHS
     YEAR ENDED       ENDED       YEAR ENDED     YEAR ENDED       ENDED       YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   OCTOBER 31,
        2000           1999          1999           2000           1999          1999
    ------------   ------------   -----------   ------------   ------------   -----------
                                       (IN THOUSANDS)
     $  11,646      $   1,873      $  11,639     $   5,265       $    731      $   4,086
             2              -              5             -              -              -
     ---------      ---------      ---------     ---------       --------      ---------
        11,648          1,873         11,644         5,265            731          4,086
     ---------      ---------      ---------     ---------       --------      ---------
       557,404        121,197        567,268       256,288         39,079        284,110
      (562,038)      (128,994)      (619,812)     (242,295)       (46,877)      (295,057)
     ---------      ---------      ---------     ---------       --------      ---------
        (4,634)        (7,797)       (52,544)       13,993         (7,798)       (10,947)
     ---------      ---------      ---------     ---------       --------      ---------
         7,014         (5,924)       (40,900)       19,258         (7,067)        (6,861)
     ---------      ---------      ---------     ---------       --------      ---------
       205,239        211,163        252,063       113,077        120,144        127,005
     ---------      ---------      ---------     ---------       --------      ---------
     $ 212,253      $ 205,239      $ 211,163     $ 132,335       $113,077      $ 120,144
     =========      =========      =========     =========       ========      =========
     -----------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------

         0.13%          0.12%          0.12%         0.13%          0.14%          0.15%
         6.27%          5.67%          4.89%         4.05%          3.69%          3.13%

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio and the AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2000, the cost of air transportation for the trustees was not material to any of the Portfolios.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
PRIVACY POLICY
(Unaudited)
--------------------------------------------------------------------------------

     The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                        [AMERICAN AADVANTAGE FUNDS LOGO]
--------------------------------------------------------------------------------

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                         [GRAPHIC]                                                    [GRAPHIC]
                         BY E-MAIL:                                                ON THE INTERNET:
              American AAdvantage.Funds@aa.com                           Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


                         [GRAPHIC]                                                    [GRAPHIC]
                       BY TELEPHONE:                                                   BY MAIL:

       Institutional Class                                                   Institutional Class
       Call (800) 658-5811                 PlanAhead Class(R)                 Platinum Class(sm)
        Platinum Class(sm)                Call (800) 388-3344             American AAdvantage Funds
       Call (800) 967-9009                                                 P.O. Box 619003, MD 5645
                                                                          DFW Airport, TX 75261-9003

       Institutional Class
       Call (800) 658-5811                  PlanAhead Class(R)
        Platinum Class(sm)              American AAdvantage Funds
       Call (800) 967-9009                   P.O. Box 219643
                                        Kansas City, MO 64121-9643

FUND SERVICE PROVIDERS:

    CUSTODIAN                       TRANSFER AGENT                     INDEPENDENT AUDITORS
    STATE STREET BANK AND TRUST     NATIONAL FINANCIAL DATA SERVICES   ERNST & YOUNG LLP
    Boston, Massachusetts           Kansas City, Missouri              Dallas, Texas

    CUSTODIAN                        DISTRIBUTOR
    STATE STREET BANK AND TRUST      SWS FINANCIAL SERVICES
    Boston, Massachusetts            Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds and PlanAhead Class are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Fund, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------





                                                              [GRAPHIC OF GLOBE]